Retirement and Post-Retirement Employee Benefit Plans Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 450,932		$ 434,767
Actual return on plan assets	52,596		8,661
Employer contributions	15,000		38,000
Benefits paid	(44,578)	[1]	(30,496)
Fair value of plan assets at end of year	473,950		450,932
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0		0
Employer contributions	4,604		4,551
Benefits paid	(4,604)		(4,551)
Fair value of plan assets at end of year	0		0
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	138,009		134,821
Actual return on plan assets	14,528		(8,851)
Employer contributions	16,592		19,984
Plan participants' contributions	4,289		4,563
Benefits paid	(14,441)		(12,508)
Fair value of plan assets at end of year	$ 158,977		$ 138,009

[1]	Includes $12.8 million of one-time payments to eligible deferred vested participants who elected to receive a lump-sum payout of their pension benefits during fiscal 2016.